CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 20,475	$ 22,766	$ 20,017
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	434,682	324,828	288,852
Disbursements for loans held for sale	(426,410)	(322,342)	(285,608)
Provision for loan losses	1,199	(1,309)	(2,714)
Deferred income tax expense	16,009	9,718	9,212
Deferred loan fees and costs	(5,159)	(1,911)	(1,234)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	6,957	5,216	4,553
Net gains on mortgage loans	(11,762)	(10,566)	(7,448)
Net gains on securities	(260)	(563)	(20)
Net (gains) losses on other real estate and repossessed assets	(606)	250	(180)
Share based compensation	1,748	1,620	1,477
Litigation settlement expense	0	2,300	0
Loss on sale of payment plan business	0	320	0
Net gain on branch sale	0	0	(1,193)
Increase in accrued income and other assets	(3,708)	(7,182)	(1,483)
Increase (decrease) in accrued expenses and other liabilities	5,442	559	(1,376)
Total Adjustments	18,132	938	2,838
Net Cash From Operating Activities	38,607	23,704	22,855
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	17,308	64,103	12,037
Proceeds from maturities, prepayments and calls of securities available for sale	173,723	203,029	167,040
Purchases of securities available for sale	(100,584)	(297,925)	(234,693)
Purchases of interest bearing deposits - time	0	0	(4,595)
Proceeds from the maturity of interest bearing deposits - time	2,850	6,253	6,222
Redemption of Federal Home Loan Bank and Federal Reserve Bank stock	0	371	4,906
Purchase of Federal Reserve Bank stock	0	(443)	(458)
Net increase in portfolio loans (loans originated, net of principal payments)	(406,859)	(107,472)	(74,343)
Purchase of portfolio loans	0	(15,000)	(32,872)
Cash received from the sale of Mepco Finance Corporation assets, net	33,446	0	0
Net cash paid for branch sale	0	0	(7,229)
Proceeds from the collection of vehicle service contract counterparty receivables	528	4,786	1,092
Proceeds from the sale of other real estate and repossessed assets	5,703	4,251	6,179
Proceeds from bank-owned life insurance	523	2,235	0
Proceeds from the sale of property and equipment	26	416	555
Capital expenditures	(4,242)	(3,459)	(4,354)
Net Cash Used in Investing Activities	(277,578)	(138,855)	(160,513)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	174,815	139,756	170,314
Net increase (decrease) in other borrowings	6,754	0	(1)
Proceeds from Federal Home Loan Bank advances	622,000	0	100
Payments of Federal Home Loan Bank Advances	(583,587)	(2,521)	(615)
Dividends paid	(8,960)	(7,274)	(5,896)
Proceeds from issuance of common stock	72	82	112
Repurchase of common stock	0	(16,854)	(13,498)
Share based compensation withholding obligation	(579)	(627)	(1,091)
Net Cash From Financing Activities	210,515	112,562	149,425
Net Increase (Decrease) in Cash and Cash Equivalents	(28,456)	(2,589)	11,767
Cash and Cash Equivalents at Beginning of Year	83,194	85,783	74,016
Cash and Cash Equivalents at End of Year	54,738	83,194	85,783
Cash paid during the year for
Interest	9,163	6,416	5,769
Income taxes	1,970	563	295
Transfers to other real estate and repossessed assets	1,735	2,355	6,694
Transfer of payment plan receivables to vehicle service contract counterparty receivables	0	200	1,203
Purchase of securities available for sale and interest bearing deposits - time not yet settled	1,000	1,582	0
Transfers to payment plan receivables and other assets held for sale	0	33,360	0
Transfers to other liabilities held for sale	$ 0	$ 718	$ 0